Taxation - Schedule of Movement of Valuation Allowance (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Taxation
Beginning balance	$ 40,924	$ 34,257	$ 34,257
Additions	(3,507)	(4,704)	(13,180)
Exchange difference	(1,149)	(1,963)	(896)
Ending balance	$ 45,580	$ 40,924	$ 34,257